UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-331-1792

Date of fiscal year end:	August 31
Date of reporting period:	February 28, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2009

PRIME CASH RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 100.9%

	Bank Notes — 1.6%
$100,000,000	Bank of America N.A., 1.625% due 10/2/09(b)	$100,000,000
100,000,000	Wells Fargo Bank N.A., 0.519% due 6/3/09(b)	100,000,000

	Total Bank Notes	200,000,000

	Certificates of Deposit — 27.8%
50,000,000	Allied Irish Banks, 2.760% due 5/7/09	50,000,904
	Banco Bilbao Vizcaya:
75,000,000	2.200% due 3/9/09	75,000,145
50,000,000	2.100% due 6/15/09	50,000,000
50,000,000	Bank of Ireland Governor & Co., 2.680% due 5/7/09	50,000,905
	Bank of Montreal:
100,000,000	0.450% due 3/4/09	100,000,056
125,000,000	2.426% due 9/15/09(b)	125,000,000
	Bank of Nova Scotia:
50,000,000	0.950% due 3/16/09	50,009,704
100,000,000	0.780% due 5/13/09	100,001,996
100,000,000	1.010% due 7/2/09	100,003,372
50,000,000	Bank of Scotland PLC, 2.380% due 3/12/09	50,000,138
75,000,000	Bank of Tokyo Mitsubishi, 2.120% due 3/9/09	75,000,000
	Barclays Bank PLC NY:
150,000,000	2.970% due 4/20/09	150,000,000
75,000,000	1.560% due 7/13/09	75,000,000
	BNP Paribas NY Branch:
75,000,000	4.000% due 4/21/09	75,000,000
100,000,000	1.750% due 6/16/09	100,000,000
50,000,000	1.250% due 7/2/09	50,000,000
50,000,000	1.050% due 7/13/09	50,000,000
200,000,000	Canadian Imperial Bank, 1.900% due 4/14/09	200,000,000
100,000,000	Citibank N.A., 1.500% due 3/17/09	100,000,000
	Credit Suisse New York:
100,000,000	2.490% due 3/3/09(b)	100,000,000
150,000,000	1.691% due 4/8/09(b)	150,013,998
150,000,000	Deutsche Bank AG NY, 0.750% due 4/23/09	150,002,143
	Intesa San Paulo SpA NY:
100,000,000	2.451% due 3/5/09(b)	100,000,000
50,000,000	3.210% due 4/22/09	50,000,000
	Lloyds Bank PLC:
50,000,000	2.050% due 3/10/09	50,000,000
50,000,000	2.240% due 4/8/09	50,007,132
75,000,000	Rabobank Nederland NY, 3.020% due 3/9/09	75,007,494
125,000,000	Royal Bank of Canada, 1.735% due 10/1/09(b)	125,045,385
	Royal Bank of Scotland PLC:
100,000,000	1.950% due 4/16/09	100,000,000
75,000,000	1.500% due 7/15/09	75,000,000

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2009 Semi-Annual Report | 25

Schedule of investments (unaudited) continued

February 28, 2009

PRIME CASH RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Certificates of Deposit — 27.8% continued
$75,000,000	Societe Generale NY, 1.000% due 5/6/09	$75,000,000
	Svenska Handelsbanken AB:
50,000,000	2.050% due 3/2/09	50,000,000
50,000,000	2.150% due 3/9/09	50,000,000
49,500,000	2.010% due 3/12/09	49,510,414
	Toronto Dominion Bank NY:
48,000,000	2.550% due 5/21/09	47,999,905
50,000,000	2.280% due 6/15/09	50,000,000
100,000,000	1.750% due 10/15/09	100,000,000
30,000,000	1.630% due 11/13/09	30,027,372
100,000,000	1.550% due 11/23/09	100,036,467
	UBS AG Stamford CT:
50,000,000	2.035% due 3/16/09	50,000,000
75,000,000	2.121% due 3/17/09(b)	75,019,299
50,000,000	2.070% due 4/20/09	50,000,676
50,000,000	US Bank N.A., 0.780% due 5/28/09	50,000,000
75,000,000	Westpac Banking Corp., 1.050% due 6/22/09	75,003,482

	Total Certificates of Deposit	3,502,690,987

	Commercial Paper — 17.8%
40,000,000	American Honda Finance Corp., 0.500% due 3/11/09(c)	39,995,000
	ANZ National International Ltd.:
50,000,000	1.093% due 3/23/09(a)(c)	49,968,208
100,000,000	1.197% due 7/13/09(a)(c)	99,560,361
75,000,000	Australia & New Zealand Banking Group, 1.981% due 3/16/09(a)(c)	74,942,542
42,000,000	Bank of America Corp., 2.902% due 3/2/09(c)	42,000,000
	BNZ International Funding Ltd.:
100,000,000	2.273% due 3/6/09(a)(c)	99,974,889
75,000,000	2.287% due 4/9/09(a)(c)	74,820,292
76,500,000	1.265% due 5/8/09(a)(c)	76,320,607
50,000,000	1.025% due 7/15/09(a)(c)	49,808,750
150,000,000	CBA (Delaware) Finance Inc., 2.010% due 3/4/09(c)	149,983,333
120,000,000	Commerzbank U.S. Finance, 1.284% due 5/29/09(c)	119,624,533
	Danske Corp.:
50,000,000	1.003% due 3/18/09(a)(c)	49,977,778
100,000,000	1.648% due 4/9/09(a)(b)	100,000,000
100,000,000	0.922% due 5/15/09(a)(c)	99,810,889
	ING Funding LLC:
50,000,000	2.000% due 3/10/09(c)	49,977,889
100,000,000	2.237% due 3/26/09(c)	99,852,000
50,000,000	1.304% due 4/9/09(c)	49,931,389
100,000,000	JPMorgan Chase Funding Inc., 0.400% due 3/16/09(a)(c)	99,984,444

See Notes to Financial Statements.

26 | Prime Cash Reserves Portfolio 2009 Semi-Annual Report

PRIME CASH RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Commercial Paper — 17.8% continued
	Societe Generale N.A.:
$40,000,000	2.000% due 3/5/09(c)	$39,993,367
75,000,000	2.460% due 5/7/09(c)	74,665,875
40,000,000	2.378% due 6/4/09(c)	39,754,555
125,000,000	Swedish Export Credit, 1.004% due 7/7/09(c)	124,559,028
	Toyota Motor Credit Corp.:
40,000,000	2.117% due 4/29/09(c)	39,864,667
50,000,000	2.429% due 5/6/09(c)	49,783,333
50,000,000	UBS Finance Delaware LLC, 2.789% due 5/5/09(c)	49,755,556
35,280,000	Unicredit Delaware, 2.211% due 3/9/09(c)	35,264,908
145,000,000	UniCredito Italiano Bank (Ireland), 1.405% due 4/6/09(a)(c)	144,802,639
30,000,000	Wal-Mart Stores Inc., 0.552% due 6/15/09(a)(c)	29,951,875
	Westpac Banking Corp.:
39,900,000	1.556% - 2.012% due 3/9/09(a)(c)	39,886,758
150,000,000	1.225% due 4/15/09(a)(c)	149,776,333

	Total Commercial Paper	2,244,591,798

	Corporate Bonds & Notes — 2.9%
125,000,000	Nordea Bank AB, 1.509% due 10/23/09(a)(b)	125,000,000
75,000,000	Rabobank Nederland NV, 1.431% due 10/9/09(a)(b)	75,000,000
75,000,000	Royal Bank of Canada, 1.538% due 10/15/09(a)(b)	75,000,000
100,000,000	Svenska Handelsbanken AB, 1.509% due 8/25/09(a)(b)	100,040,950

	Total Corporate Bonds & Notes	375,040,950

	FDIC Backed Bond/Note — 0.8%
100,000,000	Bank of America N.A., 1.186% due 2/5/10(b)	100,000,000

	FDIC Backed Commercial Paper — 1.4%
175,000,000	General Electric Capital Corp., 0.753% due 8/3/09(c)	174,438,541

	Master Note — 1.5%
189,000,000	Morgan Stanley Collateralized Master Note Purchase Agreement, 1.113% due 3/2/09(b)(d)(f)	189,000,000

	Medium-Term Notes — 4.1%
50,000,000	ANZ National International Ltd., 2.409% due 7/10/09(a)(b)	50,000,000
125,000,000	Citigroup Funding Inc., 2.116% due 5/8/09(b)	124,996,590
150,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc.,
	1.183% due 1/21/10(b)	150,000,000
70,000,000	Procter & Gamble International Funding, 1.486% due 2/8/10(b)	70,000,000
125,000,000	Royal Bank of Scotland PLC, 0.860% due 3/4/09(a)(b)	125,000,000

	Total Medium-Term Notes	519,996,590

	Promissory Note — 1.2%
150,000,000	Goldman Sachs Group Inc., 1.420% due 3/9/09(b)(d)	150,000,000

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2009 Semi-Annual Report | 27

Schedule of investments (unaudited) continued

February 28, 2009

PRIME CASH RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Supranationals — 2.4%
$75,000,000	Inter-American Development Bank, 1.252% due 2/19/10(b)	$75,000,000
	International Bank for Reconstruction & Development:
100,000,000	1.124% due 2/1/10(b)	100,000,000
125,000,000	1.186% due 2/8/10(b)	125,000,000

	Total Supranationals	300,000,000

	Time Deposits — 15.8%
538,668,000	ABN AMRO Bank Grand Cayman, 0.220% due 3/2/09	538,668,000
123,000,000	BNP Paribas Grand Cayman, 0.290% due 3/2/09	123,000,000
460,629,000	Calyon Grand Cayman, 0.320% due 3/2/09	460,629,000
400,000,000	Citibank U.S., 0.190% due 3/2/09	400,000,000
192,159,000	Commerzbank Grand Cayman, 0.330% due 3/2/09	192,159,000
100,000,000	Societe Generale Grand Cayman, 0.190% due 3/2/09	100,000,000
175,000,000	Toronto Dominion Grand Cayman, 0.250% due 3/2/09	175,000,000

	Total Time Deposits	1,989,456,000

	U.S. Government Agencies — 20.0%
	Federal Farm Credit Bank (FFCB), Bonds:
50,000,000	0.950% due 1/6/10(b)	50,000,000
125,000,000	0.370% due 3/5/10(b)	125,000,000
150,000,000	0.680% due 7/28/10(b)	150,000,000
70,000,000	0.723% due 12/23/10(b)	70,000,000
75,000,000	0.710% due 1/20/11(b)	75,000,000
	Federal Home Loan Bank (FHLB), Bonds:
150,000,000	0.370% due 8/7/09(b)	150,000,000
150,000,000	0.408% due 8/27/09(b)	149,985,503
75,000,000	0.460% due 3/26/10(b)	75,000,000
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
100,000,000	2.358% due 4/6/09(c)(e)	99,773,472
75,000,000	0.703% due 9/21/09(c)(e)	74,703,958
65,750,000	0.806% due 12/30/09(c)(e)	65,307,283
	Notes:
125,000,000	0.435% due 9/18/09(b)(e)	125,000,000
75,000,000	0.368% due 10/7/09(b)(e)	75,000,000
200,000,000	1.254% due 7/12/10(b)(e)	200,000,000
125,000,000	1.060% due 7/14/10(b)(e)	124,986,588
140,000,000	0.010% due 9/3/10(b)(e)	139,936,720
	Federal National Mortgage Association (FNMA), Notes:
200,000,000	0.460% due 9/3/09(b)(e)	200,000,000
100,000,000	6.625% due 9/15/09(e)	102,061,547
250,000,000	1.171% due 2/8/10(b)(e)	249,950,955
150,000,000	1.243% due 7/13/10(b)(e)	149,979,516
70,000,000	1.183% due 8/5/10(b)(e)	69,951,494

	Total U.S. Government Agencies	2,521,637,036

See Notes to Financial Statements.

28 | Prime Cash Reserves Portfolio 2009 Semi-Annual Report

PRIME CASH RESERVES PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	U.S. Treasury Bills — 3.6%
	U.S. Treasury Bills:
$75,000,000	0.290% due 3/26/09(c)	$74,985,500
46,500,000	0.290% due 5/7/09(c)	46,475,278
237,300,000	0.583% - 0.648% due 11/19/09(c)	236,215,546
100,000,000	0.709% due 12/17/09(c)	99,432,083

	Total U.S. Treasury Bills	457,108,407

	TOTAL INVESTMENTS — 100.9% (Cost — $12,723,960,309#)	12,723,960,309
	Liabilities in Excess of Other Assets — (0.9)%	(115,031,199)

	TOTAL NET ASSETS — 100.0%	$12,608,929,110

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.

(c)	Rate shown represents yield-to-maturity.

(d)	Illiquid security.

(e)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(f)	Final maturity date is July 14, 2009.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2009 Semi-Annual Report | 29

Statement of assets and liabilities (unaudited)

Prime Cash Reserves Portfolio
February 28, 2009

ASSETS:
Investments, at amortized cost	$12,723,960,309
Cash	556
Interest receivable	25,783,927
Prepaid expenses	86,780

Total Assets	12,749,831,572

LIABILITIES:
Payable for securities purchased	139,936,720
Investment management fee payable	842,822
Trustees’ fees payable	33,737
Accrued expenses	89,183

Total Liabilities	140,902,462

TOTAL NET ASSETS	$12,608,929,110

REPRESENTED BY:
Paid-In Capital	$12,608,929,110

See Notes to Financial Statements.

30 | Prime Cash Reserves Portfolio 2009 Semi-Annual Report

Statement of operations (unaudited)

Prime Cash Reserves Portfolio
For the Six Months Ended February 28, 2009

INVESTMENT INCOME:
Interest	$121,890,441

EXPENSES:
Investment management fee (Note 2)	5,473,061
Legal fees	152,099
Trustees’ fees	98,085
Insurance	88,738
Custody fees	26,392
Audit and tax	15,967
Miscellaneous expenses	11,938

Total Expenses	5,866,280
Less: Fee waivers and/or expense reimbursements (Note 2)	(393,364)

Net Expenses	5,472,916

NET INVESTMENT INCOME	116,417,525

NET REALIZED LOSS FROM INVESTMENT TRANSACTIONS	(5,108,845)

INCREASE IN NET ASSETS FROM OPERATIONS	$111,308,680

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2009 Semi-Annual Report | 31

Statements of changes in net assets

Prime Cash Reserves Portfolio

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2009 (unaudited) AND THE YEAR ENDED AUGUST 31, 2008	2009	2008

OPERATIONS:
Net investment income	$116,417,525	$410,114,767
Net realized gain (loss)	(5,108,845)	142,492

Increase in Net Assets From Operations	111,308,680	410,257,259

CAPITAL TRANSACTIONS:
Proceeds from contributions	16,663,914,939	46,748,302,755
Value of withdrawals	(23,447,965,445)	(35,149,129,872)

Increase (Decrease) in Net Assets From Capital Transactions	(6,784,050,506)	11,599,172,883

INCREASE (DECREASE) IN NET ASSETS	(6,672,741,826)	12,009,430,142

NET ASSETS:
Beginning of period	19,281,670,936	7,272,240,794

End of period	$12,608,929,110	$19,281,670,936

See Notes to Financial Statements.

32 | Prime Cash Reserves Portfolio 2009 Semi-Annual Report

Financial highlights

Prime Cash Reserves Portfolio

FOR THE YEARS ENDED AUGUST 31, UNLESS OTHERWISE NOTED:
	2009	[1]	2008	2007	2006	2005	2004

NET ASSETS, END OF PERIOD (MILLIONS)	$12,609		$19,282	$7,272	$6,921	$5,207	$4,522

Total return[2]	1.12%		3.87%	5.40%	4.57%	2.54%	1.07%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.11%[3]		0.11%	0.11%[4]	0.11%	0.12%	0.13%
Net expenses[5,6]	0.10	[3]	0.10	0.10 [4,7]	0.10 [7]	0.10 [7]	0.10 [7]
Net investment income	2.13	[3]	3.52	5.26	4.49	2.53	1.08

[1]	For the six months ended February 28, 2009 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would not have changed.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.10%.

[7]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2009 Semi-Annual Report | 33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The fair value of the securities may be different than the amortized cost value reported in the Schedule of Investments for the Portfolio. As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities.

Effective September 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34 | Prime Cash Reserves Portfolio 2009 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

	FEBRUARY 28, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Investments in securities	$12,723,960,309	—	$12,723,960,309	—

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses on the Statement of Operations.

(d) Credit and market risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2009, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

Prime Cash Reserves Portfolio 2009 Semi-Annual Report | 35

Notes to financial statements (unaudited) continued

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2009, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the six months ended February 28, 2009, LMPFA waived a portion of its fee in the amount of $393,364.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients

36 | Prime Cash Reserves Portfolio 2009 Semi-Annual Report

towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as

Prime Cash Reserves Portfolio 2009 Semi-Annual Report | 37

Notes to financial statements (unaudited) continued

previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

4. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of

38 | Prime Cash Reserves Portfolio 2009 Semi-Annual Report

action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

5. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

Prime Cash Reserves Portfolio 2009 Semi-Annual Report | 39

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 10-11, 2008, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Prime Cash Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the meeting and considered the responses provided by management during the meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund (the “Feeder Fund”): CitiSM Institutional Cash Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board

40 | Prime Cash Reserves Portfolio

was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Prime Cash Reserves Portfolio | 41

Board approval of management and subadvisory agreements (unaudited) continued

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2008 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager and the actual management fees in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements currently are in place for the Feeder Fund and considered the actual fee rate (after taking waivers and reimbursements into account) and that the Manager has agreed to continue its fee waivers and reimbursements until further notice.

In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders. In addition, the Board received and considered information comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Fund’s assets represented a significant portion of the Fund’s assets. The

42 | Prime Cash Reserves Portfolio

Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Lipper expense group, consisting of a group of funds (including the Feeder Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was at the median and Actual Management Fee (which reflects a fee waiver) was slightly below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the

Prime Cash Reserves Portfolio | 43

Board approval of management and subadvisory agreements (unaudited) continued

Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant the year before. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Feeder Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the funds in its Lipper expense group at all asset levels and that the Actual Management Fee is below the median of the Lipper expense group. The Board also considered fee waivers by the Manager and the fact that the Manager pays the subadvisory fee out of the management fee.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

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ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES and SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d- 15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half- year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	May 7, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date:	May 7, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Master Portfolio Trust

Date:	May 7, 2009